Intangible Assets, Net - Schedule of Estimated Aggregate Amortization Expense (Details) - Dec. 31, 2025	CNY (¥)	USD ($)
Schedule of Estimated Aggregate Amortization Expense [Abstract]
2026	¥ 2,193,515	$ 313,668
2027	1,720,250	245,992
2028	1,549,618	221,592
2029	955,433	136,625
2030	547,404	78,278
Thereafter	¥ 2,421,598	$ 346,284